Provisions	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Provisions

21	Provisions

	2023 € '000s	2022 € '000s
Withholding, indirect and gaming taxes
As at the beginning of the year	43,745	47,715
Provided in the year	2,576	1,455
Reversed in the year	(1,495)	(5,390)
Effects of movements in exchange rates	—	(35)
As at the end of the year	44,826	43,745

Current	44,826	43,745
Non-current	—	—
Total provisions	44,826	43,745
Provisions have been made based on the Group’s best estimate of the future cash flows, taking into account the risks and uncertainty of timing associated with each obligation.
Withholding, indirect and gaming tax provisions
The Group is subject to withholding, indirect and gaming taxes in the jurisdictions in which it operates. The Group records provisions for taxes in certain jurisdictions where the interpretation of tax legislation is uncertain or where the Group continues to challenge the interpretations and the likelihood of tax being payable is considered probable.
The Group makes provisions for these matters based on the best estimate based on the individual facts and circumstances. Assessments made rely on advice from legal counsel and management’s assessment of judgments reached on cases in similar jurisdictions, as well as estimates and assumptions which may involve a series of complex judgements about future events. To the extent that the final outcome of these matters is different than the amounts recorded, such differences may impact the Group’s financial results in the year in which such determination is made.